Property And Equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment
24.	Property and equipment

	Buildings, office and electrical equipment, motor vehicles	Leasehold improvements	Total
	RMB’000	RMB’000	RMB’000
As of January 1, 2023
Cost	620,639	924,394	1,545,033
Accumulated depreciation	(435,072)	(780,206)	(1,215,278)

Net book amount	185,567	144,188	329,755

Year ended December 31, 2023
Opening net book amount	185,567	144,188	329,755
Additions	6,029	49,191	55,220
Disposals	(13,530)	(13)	(13,543)
Depreciation charge	(59,382)	(125,840)	(185,222)

Closing net book amount	118,684	67,526	186,210

As of December 31, 2023
Cost	512,340	963,654	1,475,994
Accumulated depreciation	(393,656)	(896,128)	(1,289,784)

Net book amount	118,684	67,526	186,210

	Buildings, office and electrical equipment, motor vehicles	Leasehold improvements	Total
	RMB’000	RMB’000	RMB’000

As of January 1, 2024
Cost	512,340	963,654	1,475,994
Accumulated depreciation	(393,656)	(896,128)	(1,289,784)

Net book amount	118,684	67,526	186,210

Year ended December 31, 2024
Opening net book amount	118,684	67,526	186,210
Acquisition of subsidiaries	2,535	—	2,535
Additions	22,047	33,505	55,552
Disposals	(75,002)	(781)	(75,783)
Depreciation charge	(41,777)	(62,662)	(104,439)

Closing net book amount	26,487	37,588	64,075

As of December 31, 2024
Cost	205,468	962,949	1,168,417
Accumulated depreciation	(178,981)	(925,361)	(1,104,342)

Net book amount	26,487	37,588	64,075

	Buildings, office and electrical equipment, motor vehicles	Leasehold improvements	Total
	RMB’000	RMB’000	RMB’000
As of January 1, 2025
Cost	205,468	962,949	1,168,417
Accumulated depreciation	(178,981)	(925,361)	(1,104,342)

Net book amount	26,487	37,588	64,075

Year ended December 31, 2025
Opening net book amount	26,487	37,588	64,075
Additions	10,864	27,175	38,039
Disposals	(807)	2,661	1,854
Depreciation charge	(14,283)	(35,548)	(49,831)

Closing net book amount	22,261	31,876	54,137

As of December 31, 2025
Cost	194,234	957,797	1,152,031
Accumulated depreciation	(171,973)	(925,921)	(1,097,894)

Net book amount	22,261	31,876	54,137

As of December 31, 2023, 2024 and 2025, no property and equipment was pledged to secure general banking facilities granted to the Group.